Income Taxes	6 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

9. Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law, making significant changes to the taxation of the U.S. business entities. The Tax Act reduced the U.S. corporate income tax rate from 35% to 21%, imposed a one-time transition tax in connection with the move from a worldwide tax system to a territorial tax system, provided for accelerated deductions for certain U.S film production costs, imposed limitations on certain tax deductions such as executive compensation in future periods, and included numerous other provisions. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate was phased in, resulting in a U.S. statutory federal rate of approximately 24.3% for the fiscal year ending September 30, 2018 and 21% for subsequent fiscal years. Since we are not in a current U.S. federal tax paying position, our U.S. tax provision consists primarily of deferred tax benefits calculated at the 21% tax rate.

In response to the COVID-19 pandemic, the Coronavirus Aid, Relief and Economic Security Act (CARES Act) was signed into law in March 2020. The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (2017 Tax Act). Corporate taxpayers may carryback net operating losses (NOLs) originating during 2018 through 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for tax years beginning January 1, 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act. In addition, the CARES Act raises the corporate charitable deduction limit to 25% of taxable income and makes qualified improvement property generally eligible for 15-year cost-recovery and 100% bonus depreciation.

The Company’s income tax provision (benefit) differs from the federal statutory rate multiplied by pre-tax income (loss) primarily due to valuation allowance recognized against federal, state and foreign deferred tax assets. The Company’s total income tax provision primarily consists of foreign withholding taxes.

The Company’s income tax provision (benefit) can be affected by many factors, including the overall level of pre-tax income, the mix of pre-tax income generated across the various jurisdictions in which the Company operates, changes in tax laws and regulations in those jurisdictions, and changes in valuation allowances on its deferred tax assets.

The components of pre-tax net loss, are as follows:

	Year Ended			Six Months Ended
	September 30			March 31
	2017	2018	2019	2019	2020
				(unaudited)
Domestic	$(77,453)	$(173,261)	$(131,189)	$(41,568)	$(21,694)
Foreign	(8,521)	(19,123)	(6,104)	(679)	(4,258)
Total	$(85,974)	$(192,384)	$(137,293)	$(42,247)	$(25,952)

The Company’s current and deferred income tax provision (benefit) consists of the following:

	Year Ended			Six Months Ended
	September 30			March 31
	2017	2018	2019	2019	2020
				(unaudited)
Current provision:
Federal	$—	$—	$—	$—	$—
State	—	5	—	—	—
Foreign	387	806	708	359	161
Total current provision	387	811	708	359	161

Deferred provision:
Federal	—	—	—	—	—
State	—	—	—	—	—
Foreign	—	—	—	—	—
Total deferred provision	—	—	—	—	—

Total	$387	$811	$708	$359	$161

The income tax provision differs from the amount computed by applying the statutory federal income tax rate to pretax loss as a result of the following differences:

	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Income taxes computed at Federal statutory rate	$(29,229)	$(46,705)	$(28,831)	$(8,872)	$(5,450)
Increase (decrease) in rates resulting from:
State tax, net of federal tax benefit	(3,480)	(8,990)	(685)	1,449	(2,869)
Shareholder exit			5,250	1,213	(2,891)
Deferred tax rate adjustment	(257)	(295)	2,314	2,314	(1,722)
Other permanent differences	974	386	1,567	1,437	(398)
Meals and entertainment	45	84	334	160	172
Foreign withholding taxes	387	806	706	358	160
Tax law change	—	35,297	—	—	—
Increase (decrease) in valuation allowance	31,947	20,228	20,053	2,300	13,159
Income tax provision	$387	$811	$708	$359	$161

The income tax provision consists primarily of foreign withholding taxes.

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Deferred tax assets:
Net operating loss	$69,774	$84,216	$100,166	$82,775	$114,863
Accrued participants and residuals	14,563	21,453	25,088	25,426	24,729
Production costs	3,741	4,056	3,390	3,592	4,403
Accrued expenses and other	3,710	3,095	1,916	1,294	2,335
Lease liabilities	—	—	—	—	2,771
Deferred revenue	963	825	1,877	4,622	2,107
Stock compensation	771	544	556	534	605
Intangibles and fixed assets	210	163	210	184	11
Total deferred tax assets	93,731	114,352	133,203	118,427	151,824
Less: valuation allowance	(93,731)	(114,352)	(133,203)	(116,605)	(146,392)
Total net deferred tax assets	$—	$—	$—	$1,822	$5,432

Deferred tax liabilities:
Right of use assets				—	(2,039)
Other				(1,822)	(3,393)
Total net deferred tax liabilities	$—	$—	$—	$(1,822)	$(5,432)

Total net deferred tax assets and liabilities	$—	$—	$—	$—	$—

At March 31, 2020 the Company had federal, state and foreign net operating loss carryforwards (NOL) of approximately $426.5, $269.1 and $35.8. The federal and state NOL carryforwards will begin to expire in 2034, however, $121.1 of federal NOL will not expire. The foreign NOL carryforwards do not expire.

As of March 31, 2019 and 2020, the Company had valuation allowances against certain deferred tax assets totalling $116.6 and $146.4, respectively. As of September 30, 2019, 2018 and 2017, the Company had valuation allowances against certain deferred tax assets totalling $133.2, $114.4 and $93.7, respectively. These valuation allowances relate to tax assets where it is management’s best estimate that there is not a greater than 50 percent probability that the benefit of the assets will be realized in the future.

Utilization of the NOL carryforwards may be subject to a substantial annual limitation due to ownership change limitations that may have occurred or that could occur in the future, as required by Section 382 of the Internal Revenue Code of 1986, as amended (the Code), as well as similar state provisions. These ownership changes may limit the amount of NOL carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an “ownership change” as defined by Section 382 of the Code results from a transaction or series of transactions over a three-year period resulting in an ownership change of more than 50 percentage points of the outstanding stock of a company by certain stockholders.

The Company has completed a study through December 31, 2019 and has determined an ownership change did not occur. Should the Company experience future ownership changes, utilization of the net operating loss carryforwards may be subject to an annual limitation under Section 382 of the Code. Any limitation may result in expiration of a portion of the net operating loss carryforwards before utilization. Any carryforwards that will expire prior to utilization as a result of such limitations will be removed from deferred tax assets with a corresponding reduction of the valuation allowance.

As of September 30, 2019, 2018 and 2017 and March 31, 2020 and 2019, the Company had no unrecognized tax benefits and does not anticipate this position to change within the next twelve months. The Company will recognize any interest and penalties associated with uncertain tax positions within the income tax provision.

The Company files income tax returns in the United States, various state jurisdictions and in the United Kingdom. The Company is not under examination in any jurisdiction, however, Company is subject to income tax examination by federal and state tax authorities beginning in 2015.